QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

811-22172
Investment Company Act file number

WORLD FUNDS TRUST
(Exact name of registrant as specified in charter)

8730 STONY POINT PARKWAY, SUITE 205, RICHMOND, VA 23235
(Address of principal executive offices) (Zip code)

The Corporation Trust Co., Corporation Trust Center
1209 Orange Street
Wilmington, DE 19801
(Name and address of agent for service)

With copy to:
PractusTM LLP
11300 Tomahawk Creek Parkway, Ste. 310
Leawood, KS 66211

(804) 267-7400
Registrant’s telephone number, including area code:

Date of fiscal year end: 4/30

Date of reporting period: 01/31/2019

ITEM 1. SCHEDULE OF INVESTMENTS

TOREADOR CORE FUND
SCHEDULE OF INVESTMENTS
January 31, 2019 (unaudited)

	Shares	Fair Value

COMMON STOCKS - 92.88%

COMMUNICATIONS SERVICES - 1.03%
Sirius XM Holdings Inc.	144,915	$844,854

CONSUMER DISCRETIONARY - 13.49%
AMC Networks Inc. - Class A*	16,931	1,065,637
Aptiv PLC	10,503	831,102
Booking Holdings Inc.*	421	771,613
BorgWarner Inc.	20,562	840,986
CBS Corp. - Class B	18,788	929,254
Kohl’s Corp.	12,806	879,644
Macy’s Inc.	27,568	725,038
Marriott International, Inc. - Class A	6,709	768,382
Omnicom Group Inc.	11,794	918,517
O’Reilly Automotive, Inc.*	2,306	794,786
PulteGroup, Inc.	30,709	854,017
Toll Brothers, Inc.	20,453	755,534
Viacom Inc. - Class B*	30,653	901,811

		11,036,321

CONSUMER STAPLES - 8.35%
Constellation Brands, Inc.	5,255	912,583
CVS Health Corp.	13,499	884,859
The J.M. Smucker Company	8,931	936,683
Mondelez International, Inc. - Class A	19,172	886,897
Monster Beverage Corp.*	14,899	852,819
Sprouts Farmers Market, Inc.*	33,394	800,788
Walgreens Boots Alliance, Inc.	10,262	741,532
Walmart Inc.	8,510	815,513

		6,831,674

ENERGY - 4.79%
Antero Resources Corp.	69,840	702,590
Marathon Petroleum Corp.	10,833	717,795
PBF Energy Inc. - Class A	24,009	879,210
Transocean, Ltd.	93,233	799,007
Valero Energy Corp.	9,324	818,834

		3,917,436

FINANCIALS - 13.22%
Aflac Inc.	19,023	907,397
Ally Financial Inc.	43,335	1,129,310
American Express Company	8,507	873,669
Ameriprise Financial, Inc.	7,202	911,773
Capital One Financial Corp.	11,668	940,324
Credit Acceptance Corp.*	2,606	1,037,240
Discover Financial Services	13,624	919,484
Lincoln National Corp.	17,340	1,014,217
Morgan Stanley	22,086	934,238
Prudential Financial, Inc.	11,409	1,051,225
S&P Global Inc.	5,763	1,104,479

		10,823,356

HEALTH CARE - 10.80%
AbbVie Inc.	10,649	855,008
Allergan PLC	5,476	788,434
Amgen Inc.	4,395	822,348
Anthem, Inc.	3,120	945,360
Centene Corp.*	7,434	970,657
Gilead Sciences, Inc.	13,939	975,869
HCA Healthcare, Inc.	6,412	894,025
Johnson & Johnson	5,838	776,921
Merck & Company, Inc.	11,190	832,872
Stryker Corp.	5,494	975,570

		8,837,064

TOREADOR CORE FUND
SCHEDULE OF INVESTMENTS
January 31, 2019 (unaudited)

	Shares	Fair Value

INDUSTRIAL - 9.24%
Allison Transmission Holdings, Inc.	21,365	$1,039,835
HD Supply Holdings, Inc.*	22,911	960,887
Sensata Technologies Holding PLC*	18,871	896,373
The Middleby Corp.*	6,845	805,109
TransDigm Group Inc.*	2,349	918,459
Union Pacific Corp.	5,624	894,610
United Continental Holdings, Inc.*	11,240	980,915
United Rentals, Inc.*	8,519	1,067,090

		7,563,278

INFORMATION TECHNOLOGY - 22.00%
Alphabet Inc. - Class A*	855	962,636
Broadcom Inc.	3,089	828,624
CDW Corp.	10,703	891,239
Fidelity National Information Services, Inc.	8,995	940,247
Fiserv, Inc.*	10,626	881,214
Hewlett Packard Enterprise Co.	57,129	890,641
Intel Corp.	15,863	747,465
Jabil Inc.	32,122	856,051
KLA-Tencor Corp.	10,244	1,091,703
Leidos Holdings, Inc.	13,095	759,510
Mastercard Inc.	4,568	964,442
Match Group, Inc.	20,914	1,118,690
NCR Corp.*	32,877	879,460
ON Semiconductor Corp.*	44,299	887,752
Qorvo, Inc.*	13,635	891,184
VeriSign, Inc.*	4,966	840,595
Visa Inc. - Class A	5,964	805,200
The Western Union Co.	44,354	809,461
Xerox Corp.	33,957	957,927
Zebra Technologies Corp.*	5,761	1,000,110

		18,004,151

MATERIALS - 2.56%
Celanese Corp.	11,239	1,076,247
LyondellBasell Industries NV - Class A	11,698	1,017,375

		2,093,622

REAL ESTATE - 3.38%
Host Hotels & Resorts, Inc.	45,017	813,007
Medical Properties Trust, Inc.	54,840	998,088
VEREIT, Inc.	118,043	953,787

		2,764,882

TELECOMMUNICATIONS - 1.04%
Verizon Communications Inc.	15,403	848,089

UTILITIES - 2.98%
Exelon Corp.	16,788	801,795
The AES Corp.	49,708	814,714
Vistra Energy Corp.*	32,907	826,295

		2,442,804

TOTAL COMMON STOCKS - 92.88%		76,007,531

EXCHANGE TRADED FUNDS - 3.18%

LARGE CAP - 3.18%
SPDR S&P 500 ETF Trust	9,630	2,599,426

TOTAL EXCHANGE TRADED FUNDS - 3.18%		2,599,426

TOREADOR CORE FUND
SCHEDULE OF INVESTMENTS
January 31, 2019 (unaudited)

	Shares	Fair Value

MONEY MARKET FUND - 3.67%
Federated Treasury Obligations Fund 2.28%**	3,005,656	$3,005,656

PURCHASED OPTIONS - 0.20%

CALL OPTIONS - 0.20%

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value

Micron Technology, Inc.	500	$1,911,000	$50.00	1/18/2020	166,250

TOTAL CALL OPTIONS PURCHASED					166,250

TOTAL INVESTMENTS - 99.93%					81,778,863
Other assets, net of liabilities - 0.07%					59,126

NET ASSETS - 100.00%					$81,837,989

* Non-income producing
** Effective 7 day yield as of January 31, 2019

In accordance with U.S. GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2019:

	Level 1	Level 2	Level 3

		Other
		Significant	Significant
		Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total

Common Stocks	$76,007,531	$-	$-	$76,007,531
Exchange Traded Funds	2,599,426	-	-	2,599,426
Money Market Funds	3,005,656	-	-	3,005,656
Purchased Options	166,250	-	-	166,250

Total Investments	$81,778,863	$-	$-	$81,778,863

The Fund held no Level 3 securities at any time during the period. There were no transfers into or out of Levels 1 and 2 during the period ended January 31, 2019.

At January 31, 2019 the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $73,121,337 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$12,502,542
Gross unrealized depreciation	(3,845,016)

Net unrealized appreciation	$8,657,526

TOREADOR INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS
January 31, 2019 (unaudited)

	Shares	Fair Value

COMMON STOCK - 95.03%

AUSTRALIA - 5.28%
Aristocrat Leisure LTD	15,430	$276,708
Mirvac Group	155,022	270,892
Quantas Airways LTD	61,223	242,496
Stockland Corp. LTD	101,762	280,071

		1,070,167

AUSTRIA - 1.37%
OMV AG	5,573	276,987

BELGIUM - 1.32%
KBC Group NV	3,932	266,933

CANADA - 4.91%
Canadian Imperial Bank of Commerce	3,265	276,839
Dollarama Inc.	9,430	253,758
Eldorado Gold Corp.*	54,901	205,879
Power Corp. of Canada	12,975	257,842

		994,318

CHINA - 5.38%
China Conch Venture Holdings LTD	88,914	296,316
China Resources Cement Holdings LTD	272,781	275,677
China Resources Gas Group LTD	65,264	255,344
Huishang Bank Corp. LTD	575,161	263,879

		1,091,216

DENMARK - 1.24%
H. Lundbeck A/S	5,723	250,757

FINLAND - 1.31%
Stora Enso OYJ-R SHS	19,751	264,527

FRANCE - 7.91%
Atos SE	2,419	220,843
Kering SA	580	290,594
Pernod Ricard SA	1,703	282,790
Sanofi ADR	6,200	269,390
Thales SA	2,455	271,756
Total SA-Spon ADR	4,891	267,684

		1,603,057

GERMANY - 6.38%
Freenet AG	12,547	266,973
Fresenius SE & Co. KGaA	4,923	255,393
Hochtief AG	1,702	254,361
Porsche Automobil Holding-P	4,243	275,996
Software AG	6,622	240,397

		1,293,120

GREAT BRITAIN - 12.59%
3i Group PLC	24,961	278,531
Berkeley Group Holdings	5,451	268,690
BTG PLC*	23,316	254,785
Centrica PLC	152,656	273,480
Compass Group PLC	12,932	276,939
Imperial Brands PLC-Spon ADR	8,340	279,682
Intermediate Capital Group	18,941	252,751
Reckitt Benckiser Group PLC	1,806	139,070
Sensata Technologies Holding PLC*	5,692	270,370
Unilever PLC-Spon ADR	4,907	258,108

		2,552,406

TOREADOR INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS
January 31, 2019 (unaudited)

	Shares	Fair Value

HONG KONG - 3.67%
China Resources Land LTD	67,988	$264,268
SINO Biopharmaceutical	232,248	195,348
The Wharf (Holdings) LTD	94,545	284,959

		744,575

IRELAND - 1.25%
Glanbia PLC	13,331	254,037

ITALY - 2.77%
ACEA SPA	18,651	284,504
ENI SPA-Spon ADR	8,183	277,240

		561,744

JAPAN - 21.44%
Astellas Pharma Inc.	19,000	280,942
Chiba Bank LTD	43,400	263,949
Dai Nippon Printing Co., LTD	11,800	272,750
FUJIFILM Holdings Corp.	6,400	274,286
Fukuoka Financial Group, Inc.	12,000	264,694
HASEKO Corp.	22,800	252,402
Japan Tobacco Inc.	10,800	272,853
Kirin Holdings Company, LTD	11,900	283,151
Mitsubishi UFJ Financial Group Inc.	47,900	256,816
Mixi, Inc.	10,800	273,150
Orix Corp.	17,800	268,186
Resona Holdings, Inc.	52,900	267,246
Shinsei Bank, LTD	20,500	277,226
Softbank Group Corp. Unsponsored ADR	7,734	303,559
Sumitomo Mitsui Trust Holdings, Inc.	7,050	267,298
Toyota Boshoku Corp.	16,500	267,699

		4,346,207

LUXEMBOURG - 1.28%
ArcelorMittal	11,047	259,604

NETHERLANDS - 2.59%
LyondellBasell Industries NV - Class A	3,041	264,476
Signify NV	10,494	260,424

		524,900

NEW ZEALAND - 1.18%
Air New Zealand LTD	123,096	239,397

NORWAY - 1.35%
SalMar ASA	5,214	272,451

SPAIN - 4.10%
ACS Actividades Construccion Y Servicios SA	6,674	275,915
ACS Actividades Construccion Y Servicios SA Right Expire 2/5/19	6,674	3,665
Mediaset Espana Comunicacion SA	37,458	263,816
Repsol SA	16,350	287,039

		830,435

SWEDEN - 2.63%
Swedish Match AB	6,110	273,120
Telia Co. AB	59,759	259,931

		533,051

TOREADOR INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS
January 31, 2019 (unaudited)

	Shares	Fair Value

SWITZERLAND - 5.08%
ABB LTD-Spon ADR	13,245	$253,642
Adecco Group SA-REG	4,909	245,623
LafargeHolcim LTD	5,660	265,546
Novartis AG-Spon ADR	3,035	265,623

		1,030,434

TOTAL COMMON STOCKS - 95.03%		19,260,323

EXCHANGE TRADED FUNDS - 4.25%
iShares MSCI EAFE ETF	7,500	470,100
Vanguard FTSE All-World ex-US ETF	8,000	392,240

		862,340

TOTAL EXCHANGE TRADED FUNDS - 4.25%

TOTAL INVESTMENTS - 99.28%		20,122,663
Other assets, net of liabilities - 0.72%		145,026

TOTAL NET ASSETS - 100.00%		$20,267,689

ADR - Security represented is held by the custodian bank in the form of American Depositary Receipts.
* Non-income producing

In accordance with U.S. GAAP, “fair value” is defined as the price that a fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2019:

	Level 1	Level 2	Level 3

	Quoted Prices	Other Significant Observable Inputs	Significant Unobservable Inputs	Total

Common Stocks	$19,260,323	$-	$-	$19,260,323
Exchange Traded Funds	862,340	-	-	862,340

	$20,122,663	$-	$-	$20,122,663

The Fund held no Level 3 securities at any time during the period. There were no transfers into or out of Levels 1 and 2 during the period ended January 31, 2019.

At January 31, 2019, the cost of investment for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $21,048,709 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$1,584,252
Gross unrealized depreciation	(2,510,298)

Net unrealized depreciation	$(926,046)

TOREADOR EXPLORER FUND
SCHEDULE OF INVESTMENTS
January 31, 2019 (unaudited)

	Shares	Fair Value

COMMON STOCKS - 89.63%

CONSUMER DISCRETIONARY - 14.72%
AMC Networks Inc. - Class A*	2,418	$152,189
Asbury Automotive Group Inc.*	2,378	168,006
Cooper-Standard Holdings Inc.*	2,627	200,860
Dillard’s, Inc.	2,648	176,860
Extended Stay America, Inc.	7,690	131,499
KB Home	7,033	150,577
MasterCraft Boat Holdings, Inc.*	6,463	141,087
National CineMedia, Inc.	17,035	117,712
Penn National Gaming, Inc.*	7,670	185,921
Planet Fitness, Inc. - Class A*	2,372	137,386
Scholastic Corp.	3,268	136,243
Stamps.com Inc.*	845	157,238
Taylor Morrison Home Corp. - Class A*	7,976	150,746
Tenneco Inc.	4,867	168,788
ZAGG Inc.*	17,995	201,904

		2,377,016

CONSUMER STAPLES - 3.06%
Cal-Main Foods, Inc.	3,592	151,511
Sprouts Farmers Market, Inc.*	6,599	158,244
Turning Point Brands, Inc.	5,187	183,672

		493,427

ENERGY - 3.48%
CNX Resources Corp.*	8,940	108,532
Mammoth Energy Services, Inc.	8,107	179,408
PBF Energy Inc. - Class A	3,346	122,530
WildHorse Resource Development Corp.*	8,917	151,321

		561,791

FINANCIALS - 17.06%
American Equity Investment Life Holding Co.	4,790	150,023
Arbor Realty Trust, Inc.	15,199	181,780
Axos Financial, Inc.	6,130	186,107
The Carlyle Group L.P.	7,868	148,627
Credit Acceptance Corp.*	352	140,103
Encore Capital Group, Inc.*	5,603	165,513
Enova International, Inc.*	6,907	159,206
Evercore Inc. - Class A	1,799	160,921
MGIC Investment Corp.*	12,522	156,275
NMI Holdings, Inc. - Class A*	8,765	192,830
PennyMac Financial Services, Inc.	7,044	145,670
Primerica, Inc.	1,478	166,083
Prospect Capital Corp.	20,854	141,807
Radian Group Inc.	8,250	158,730
Virtus Investment Partners, Inc.	2,087	187,767
Walker & Dunlop, Inc.	3,191	153,391
World Acceptance Corp.*	1,533	158,957

		2,753,790

HEALTH CARE - 13.53%
Amedisys, Inc.*	1,054	138,243
American Renal Associates Holdings, Inc.*	8,976	108,789
AMN Healthcare Services, Inc.*	2,761	178,885
ANI Pharmaceuticals, Inc.*	2,455	131,932
Emergent BioSolutions, Inc.*	2,048	127,775
Encompass Health Corp.	2,377	158,879
The Ensign Group, Inc.	3,714	161,819
Globus Medical, Inc.*	3,172	142,899
Innoviva, Inc.*	7,074	120,965
Medpace Holdings, Inc.*	2,939	189,272
Merit Medical Systems, Inc.*	2,232	126,175
Myriad Genetics, Inc.*	5,435	153,213
PRA Health Sciences, Inc.*	1,617	171,353
Tenet Healthcare Corp.*	7,247	159,362
Tivity Health, Inc.*	5,191	115,552

		2,185,113

TOREADOR EXPLORER FUND
SCHEDULE OF INVESTMENTS
January 31, 2019 (unaudited)

	Shares	Fair Value

INDUSTRIAL - 11.89%
ASGN Inc.*	2,605	$164,089
Avis Budget Group, Inc.*	6,167	164,289
Builders FirstSource, Inc.*	12,283	162,381
Continental Building Products, Inc.*	5,651	148,847
Generac Holdings Inc.*	2,851	150,903
Global Brass & Copper Holdings, Inc.	4,977	150,504
The Greenbrier Companies, Inc.	3,240	137,408
Meritor, Inc.*	8,240	170,403
Milacron Holdings Corp.*	11,680	161,885
SkyWest, Inc.	3,514	179,038
SP Plus Corp.*	5,113	169,240
TriNet Group, Inc.*	3,516	160,541

		1,919,528

INFORMATION TECHNOLOGY - 14.58%
ACI Worldwide, Inc.*	4,611	136,301
Belden Inc.	2,890	154,933
Ciena Corp.*	3,909	148,894
Cohu, Inc.	9,498	166,595
Conduent Inc.*	14,230	181,432
Diodes Inc.*	3,955	133,007
Endurance International Group Holdings, Inc.*	20,045	162,364
Insight Enterprises, Inc.*	3,647	167,470
j2 Global, Inc.	2,313	173,845
ScanSource, Inc.*	3,704	141,900
Science Applications International Corp.*	2,261	151,804
SMART Global Holdings, Inc.*	4,188	103,904
Synaptics Inc.*	4,411	175,558
Tech Data Corp.*	1,910	182,653
Vishay Intertechnology, Inc.	8,852	172,614

		2,353,274

MATERIALS - 3.33%
Kaiser Aluminum Corp.	1,666	167,216
SunCoke Energy Partners, L.P.	15,196	207,121
Trinseo S.A.	3,329	163,287

		537,624

REAL ESTATE - 6.19%
Chatham Lodging Trust	7,550	152,585
Empire State Realty Trust, Inc.	9,036	139,697
Mack-Cali Realty Corp.	6,936	142,882
RLJ Lodging Trust	8,045	149,235
Ryman Hospitality Properties, Inc.	1,803	144,871
Tanger Factory Outlet Centers, Inc.	6,390	145,372
Xenia Hotels & Resorts, Inc.	6,637	124,576

		999,218

TELECOMMUNICATION SERVICES - 0.78%
Vonage Holdings Corp.*	13,836	126,046

UTILITIES - 1.01%
NextEra Energy Partners, LP	4,075	163,652

TOTAL COMMON STOCKS - 89.63%		14,470,479

EXCHANGE TRADED FUNDS - 5.87%
iShares Russell 2000 ETF	6,360	948,022

TOTAL EXCHANGE TRADED FUNDS - 5.87%		948,022

TOREADOR EXPLORER FUND
SCHEDULE OF INVESTMENTS
January 31, 2019 (unaudited)

	Shares	Fair Value

MONEY MARKET FUND - 4.15%
Federated Treasury Obligations Fund 2.28%**	669,097	$669,097

TOTAL INVESTMENTS - 99.65%		16,087,598
Other assets, net of liabilities - 0.35%		57,038

NET ASSETS - 100.00%		$16,144,636

* Non-income producing
** Effective 7 day yield as of January 31, 2019

In accordance with U.S. GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2019:

	Level 1	Level 2	Level 3

		Other
		Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Total

Common Stocks	$14,470,479	$ -	$ -	$14,470,479
Exchange Traded Funds	948,022	-	-	948,022
Money Market Funds	669,097	-	-	669,097

	$16,087,598	$ -	$ -	$16,087,598

The Fund held no Level 3 securities at any time during the period. There were no transfers into or out of Levels 1 and 2 during the period ended January 31, 2019.

At January 31, 2019 the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $15,682,320 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$1,941,594
Gross unrealized depreciation	(1,536,316)

Net unrealized appreciation	$405,278

TOREADOR SELECT FUND
SCHEDULE OF INVESTMENTS
January 31, 2019 (unaudited)

	Shares	Fair Value

COMMON STOCKS - 97.33%

CONSUMER DISCRETIONARY - 12.66%
Aptiv PLC	21,660	$1,713,956
Darden Restaurants, Inc.	13,432	1,409,420
LKQ Corp.*	54,254	1,422,540
Lowe’s Companies, Inc.	14,537	1,397,878
Target Corp.	20,729	1,513,217
The Walt Disney Company	16,078	1,793,019

		9,250,030

CONSUMER STAPLES - 9.73%
Constellation Brands, Inc.	8,081	1,403,346
CVS Health Corp.	20,729	1,358,786
Tyson Foods, Inc. “A”	25,114	1,555,059
Walgreens Boots Alliance, Inc.	19,394	1,401,410
Walmart Inc.	14,545	1,393,847

		7,112,448

ENERGY - 5.01%
Chevron Corp.	7,553	865,951
ConocoPhillips	13,270	898,246
National Oilwell Varco, Inc.	31,486	928,207
Valero Energy Corp.	11,046	970,060

		3,662,464

FINANCIALS - 13.39%
The Allstate Corp.	15,199	1,335,536
Ameriprise Financial, Inc.	11,992	1,518,187
Bank of America Corp.	51,085	1,454,390
Capital One Financial Corp.	16,628	1,340,051
JP Morgan Chase & Co.	12,848	1,329,768
The Travelers Cos., Inc.	10,497	1,317,793
Unum Group	42,885	1,490,683

		9,786,408

HEALTH CARE - 12.66%
Allergan PLC	10,216	1,470,900
Celgene Corp.*	21,630	1,913,390
Danaher Corp.	13,338	1,479,451
McKesson Corp.	12,161	1,559,648
Pfizer, Inc.	31,536	1,338,703
Thermo Fisher Scientific Inc.	6,101	1,498,833

		9,260,925

INDUSTRIAL - 8.86%
Alaska Air Group, Inc.	16,150	1,032,793
Cummins Inc.	7,350	1,081,259
Quanta Services, Inc.	32,275	1,140,598
Roper Technologies, Inc.	3,712	1,051,461
Stanley Black & Decker, Inc.	8,182	1,034,532
Union Pacific Corp.	7,157	1,138,464

		6,479,107

INFORMATION TECHOLOGY - 24.79%
Alphabet Inc. - Class A*	1,637	1,843,082
Apple Inc.	10,337	1,720,490
Cisco Systems, Inc.	37,538	1,775,172
Facebook, Inc.*	12,691	2,115,463
Fiserv, Inc.*	22,014	1,825,621
HP Inc.	78,341	1,725,852
International Business Machines Corp.	14,169	1,904,597
Intel Corp.	34,498	1,625,546
Mastercard Inc.	8,608	1,817,407
NVIDIA Corp.	12,318	1,770,712

		18,123,942

TOREADOR SELECT FUND
SCHEDULE OF INVESTMENTS
January 31, 2019 (unaudited)

	Shares	Fair Value

MATERIALS - 2.28%
CF Industries Holdings, Inc.	18,203	$794,561
Ecolab Inc.	5,454	862,659

		1,657,220

REAL ESTATE - 2.70%
Host Hotels & Resorts, Inc.	109,284	1,973,669

TELECOMMUNICATION SERVICES - 2.32%
Verizon Communications Inc.	30,846	1,698,381

UTILITIES - 2.93%
DTE Energy Co.	9,113	1,073,056
Public Service Enterprise Group	19,629	1,070,762

		2,143,818

TOTAL COMMON STOCKS - 97.33%		71,148,412

MONEY MARKET FUND - 2.54%
Federated Treasury Obligation Fund 2.28%**	1,855,304	1,855,304

TOTAL INVESTMENTS - 99.87%		73,003,716
Other assets, net of liabilities - 0.13%		97,542

NET ASSETS - 100.00%		$73,101,258

* Non-income producing
** Effective 7 day yield as of January 31, 2019

In accordance with U.S. GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2019:

	Level 1	Level 2	Level 3

	Quoted Prices	Other Significant Observable Inputs	Significant Unobservable Inputs	Total

Common Stocks	$71,148,412	$-	$-	$71,148,412
Money Market Funds	1,855,304	-	-	1,855,304

	$73,003,716	$-	$-	$73,003,716

The Fund held no Level 3 securities at any time during the period. There were no transfers into or out of Levels 1 and 2 during the period ended January 31, 2019.

At January 31, 2019, the cost of investment for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $73,821,681 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$3,684,642
Gross unrealized depreciation	(4,502,607)

Net unrealized depreciation	$(817,965)

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as conducted within 90 days of the filing of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s most recent fiscal quarter that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

Exhibit No. Description of Exhibit

99.1 Certification of Principal Executive Officer

99.2 Certification of Principal Financial Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) World Funds Trust

By:	/s/ David A. Bogaert

David A. Bogaert
Principal Executive Officer

Date:	March 26, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ David A. Bogaert

David A. Bogaert
Principal Executive Officer

Date:	March 26, 2019

By:	/s/ Karen Shupe

Karen Shupe
Principal Financial Officer

Date:	March 26, 2019